INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
Schedule of Inventory
	December 31,
	2015	2014

Raw materials	$1,584	$1,796
Finished goods	8,585	8,313

	$10,169	$10,109